Financial Risk Management and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management and fair value of financial instruments
Schedule of credit risk and ECLs for trade receivables

	As of December 31, 2024
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	242,657	—	8.9%	(21,628)	(21,628)
1 to 2 years	59,470	—	20.5%	(12,195)	(12,195)
More than 2 years	105,124	(1,410)	43.6%	(45,811)	(47,221)
	407,251	(1,410)		(79,634)	(81,044)

	As of December 31, 2025
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	393,273	—	3.5%	(13,748)	(13,748)
1 to 2 years	112,003	—	13.7%	(15,327)	(15,327)
More than 2 years	96,786	(1,200)	68.2%	(66,035)	(67,235)
	602,062	(1,200)		(95,110)	(96,310)

Schedule of movement in the loss allowance account of trade receivables

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
As of January 1	(12,144)	(52,361)	(81,044)
Credit loss recognized during the year	(40,217)	(28,664)	(16,625)
Write-offs during the year	—	—	1,088
Effect of movement in exchange rates	—	(19)	271
As of December 31	(52,361)	(81,044)	(96,310)

Schedule of remaining contractual maturities of Group's financial liabilities, based on undiscounted cash flows

	As of December 31, 2024
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	41,099	41,580	41,580	—	—
Trade payables	20,713	20,713	20,713	—	—
Long-term bank loan	50,040	52,984	—	52,984	—
Short-term bank loans	30,019	30,019	30,019	—	—
Other payables, deposits received and accrued expenses	397,755	397,755	397,755	—	—
Lease liabilities	62,959	67,175	38,524	22,761	5,890
Amounts due to related parties	9,450	9,450	9,450	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	612,035	619,676	538,041	75,745	5,890

	As of December 31, 2025
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	43,300	43,300	43,300	—	—
Trade payables	163,000	163,000	163,000	—	—
Short-term bank loans	324,263	329,243	329,243	—	—
Other payables, deposits received and accrued expenses	408,357	408,357	408,357	—	—
Lease liabilities	55,161	59,079	33,324	15,715	10,040
Amounts due to related parties	1,949	1,949	1,949	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	996,030	1,004,928	979,173	15,715	10,040

Schedule of interest rate of financial assets and liabilities

	As of December 31,
	interest rates	2024	interest rates	2025
	%	RMB’000%		RMB’000
Fix rate instruments:
Cash and cash equivalents	0%~5.25%	4,268,300	0%~3.99%	6,666,304
Time deposits	1.55%~5.05%	620,148	1.40%~1.65%	301,401
Restricted cash–current	0.01%~2%	4,814	0.05%~1.60%	12,910
Restricted cash–non-current	0.01%~1.61%	9,669	1.25%~1.95%	6,487
Long-term bank loan	2.9%	(50,040)	—	—
Short-term bank loans	2.5%	(30,019)	2.11%~2.30%	(324,263)
Lease liabilities-current	4.4%	(36,900)	4.40%	(31,920)
Lease liabilities–non-current	4.4%	(26,059)	4.40%	(23,241)
		4,759,913		6,607,678
Variable rate instruments:
Non-equity investments		1,685,146		144,252

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	As of December 31,
	USD 2024	USD 2025
	RMB’000	RMB’000
Cash	1,941,370	1,447,276
Trade receivables	9,694	65,733
Intercompany payables	(1,493,516)	(1,021,260)
Net exposure arising from recognized assets and liabilities	457,548	491,749

Schedule of loss for the year and cumulative losses of foreign exchange rates

	As of December 31,
	2024		2025
	Increase/	(Increase)/	Increase/	(Increase)/
	(decrease)	decrease on loss	(decrease)	decrease on loss
	in foreign	for the year and	in foreign	for the year
	exchange rates	accumulated losses	exchange rates	and accumulated losses
		RMB’000		RMB’000
USD	10%	45,755	10%	49,175
USD	(10)%	(45,755)	(10)%	(49,175)

Schedule of financial assets and liabilities that are measured at fair value

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

	As of December 31, 2025
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	332,335	36,774	144,252	151,309

Schedule of financial assets at FVTPL

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Aggregated cost basis	1,662,401	82,323
Gross unrealized holding gain	22,745	61,929
Aggregated fair value	1,685,146	144,252

Schedule of significant unobservable input and description of valuation techniques used in level 3 fair value measurement

					Sensitivity of
				Range	fair value to
	Fair value at			(weighted	changes in
	December 31,	Valuation	Unobservable	average, if	unobservable
Description	2025	techniques	input	applicable)	inputs
	RMB’000				RMB’000
Financial assets measured at FVPL - Investments in private funds	69,386	Net asset value approach	Net asset value	+/- 5%	3,469

Schedule of cash concentration

	As of December 31,
	2024	2025
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	503,800	609,872

USD denominated:
Financial institutions in Chinese Mainland	1,816,218	922,512
Financial institution in Hong Kong	11,671	2,112,459
Financial institution in the U.S.	462,786	92,523
Financial institution in the Singapore	3,767,075	3,222,844
Financial institution in the Middle East	10,561	17,573

Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,198	2,592

European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	1,129	276
Financial institution in the Middle East	186	—
Financial institution in Germany	—	1,667

Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	11,453	7,181

Hong Kong Dollar (“HKD”) denominated:
Financial institution in Hong Kong	—	141,678

Swiss Franc (“CHF”) denominated:
Financial institution in the Switzerland	—	177

Level 2
Financial risk management and fair value of financial instruments
Schedule of reconciliation of recurring fair value measurements of the fair value

For the year ended December 31, 2023
Foreign
				Included in	exchange
	January 1, 2023	Purchase	Sell	earnings	effect	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,218,524	1,965,328	(2,925,265)	42,960	15,495	317,042

For the year ended December 31, 2024
Foreign
				Included in	exchange
	January 1, 2024	Purchase	Sell	earnings	effect	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	317,042	1,665,195	(324,791)	22,745	4,955	1,685,146

For the year ended December 31, 2025
Foreign
				Included in	exchange
	January 1, 2025	Purchase	Sell	earnings	effect	December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,685,146	212,823	(1,777,236)	61,929	(38,410)	144,252

Level 3
Financial risk management and fair value of financial instruments
Schedule of reconciliation of recurring fair value measurements of the fair value

For the year ended December 31, 2025
Foreign
				Included in	exchange
	January 1, 2025	Purchase	Sell	earnings	effect	December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	—	152,211	—	(916)	14	151,309